Stock-Based Compensation (Summary Of Performance Stock Unit Activity) (Details) (Performance stock units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
May 26, 2013
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	1.1
Units granted (shares)	0.3
Units vested (shares)	(0.4)
Units canceled (shares)	(0.1)
Outstanding end of period (shares)	0.9
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 39.33
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 49.58
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 51.97
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 42.03
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 36.83